18. SUPPLY CHAIN FINANCE (Details Narratives)	Dec. 31, 2019	Dec. 31, 2018
Domestic Suppliers [Member] | Bottom of range [Member]
SupplyChainFinanceLineItems [Line Items]
Discount rates applied on transactions	0.38%	0.52%
Domestic Suppliers [Member] | Top Of Range [Member]
SupplyChainFinanceLineItems [Line Items]
Discount rates applied on transactions	0.67%	0.75%
Foreign Suppliers [Member] | Bottom of range [Member]
SupplyChainFinanceLineItems [Line Items]
Discount rates applied on transactions	0.32%	0.31%
Foreign Suppliers [Member] | Top Of Range [Member]
SupplyChainFinanceLineItems [Line Items]
Discount rates applied on transactions	0.46%	0.50%